CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Parenthetical) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2008	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 1.00	$ 0.0001	$ 1.00